FINANCING RECEIVABLE	12 Months Ended
Dec. 31, 2018
Loans Receivable, Net [Abstract]
FINANCING RECEIVABLE
7.	FINANCING RECEIVABLE

Financing receivable consists of the following:

	As of December 31,
	2017	2018
Current financing receivable
Used car financing	$129,018	$9,846
Financing for installment sales	2,177	1,654
Other financing	1,306	1,243
Net deferred origination costs	-	-
Less allowance for financing receivable	(7,023)	(9,257)
Current financing receivable, net	$125,478	$3,486

Long-term financing receivable
Used car financing	$8	$-
Financing for installment sales	-	-
Less allowance for long-term financing receivable	-	-
Long-term financing receivable, net	$8	$-

Financing receivable mainly represents both
the principal and financing income receivable associated with the respective financing services expected to be collected from the individuals or companies receiving financing under the internet finance business at the respective balance sheet dates.

Used car financing is secured with pledged assets, which are used cars with value not less than the financing receivable. Other financing includes financing receivable related to rental financing provided to individuals referred by rental agents as well as micro cash financing to college students which ceased during the year ended December 31, 2016. The Company has ceased granting new loans for the used car financing since January 2018, but continues to service the outstanding loans until maturity.

The following table presents nonaccrual financing receivable as of December 31, 2017 and 2018, respectively.

	As of December 31,
	2017	2018

Used car financing	$7,373	$9,838
Financing for installment sales	2,051	1,654
Other financing	1,286	1,243
	$10,710	$12,735

The following table presents the past-due aging of financing receivable as of December 31, 2018.

	0 – 90 days past-due aging	over 90 days past-due aging	total past due	current	total financing receivable
Used car financing	$-	$9,838	$9,838	$8	$9,846
Financing for installment sales		1,654	1,654		1,654
Other financing	-	1,243	1,243	-	1,243
	$-	$12,735	$12,735	$8	$12,743

The following table presents the past-due aging of financing receivable as of December 31, 2017.

	0 – 90 days past-due aging	over 90 days past-due aging	total past due	current	total financing receivable
Used car financing	$9,654	$7,373	$17,027	$111,999	$129,026
Financing for installment sales	229	1,948	2,177		2,177
Other financing	138	1,168	1,306	-	1,306
	$10,021	$10,489	$20,510	$111,999	$132,509

Movement of allowance for financing receivable is as follows:

	As of December 31,
	2016	2017	2018

Balance at beginning of year	$(3,583)	$(15,114)	$(7,023)
Charge to cost of revenues	(12,436)	(12,745)	(10,802)
Write off of financing receivable	119	22,178	7,786
Exchange difference	786	(1,342)	782

Balance at end of year	$(15,114)	$(7,023)	$(9,257)

For the years ended December 31, 2016, 2017 and 2018, the Company considered loan principal and financing income receivables meeting any of the following conditions as uncollectible and has further written them off: (i) death of the borrower; or (ii) unable to reach the borrower. The Company outsourced almost all of its collection effort to third-party collection agencies.